Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value are summarized below.

Fair Value Measurements at December 31, 2019 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$19,601	$—
Obligations of states and political subdivisions	—	206,034	—
Mortgage-backed securities in government sponsored entities	—	132,864	—
Total securities available for sale	—	358,499	—
Equity securities	—	1,191	—
Swap asset	—	8,918	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	8,918	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Fair Value Measurements at December 31, 2018 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$30,685	$—
Obligations of states and political subdivisions	—	172,071	—
Mortgage-backed securities in government sponsored entities	—	143,538	—
Total securities available for sale	—	346,294	—
Equity securities	—	1,070	—
Swap asset	—	2,837	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	2,837	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1,803

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2019 and 2018.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2019	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1	Appraisal of collateral	Appraisal adjustments	30%	30%
			Holding period	22 months	22 months

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2018	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1,803	Appraisal of collateral	Appraisal adjustments	0% - 30%	26%
			Liquidation expense	0% - 10%	8%
			Holding period	0 - 30 months	21 months

Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

The carrying amount and fair value of financial instruments carried at amortized cost were as follows:

December 31, 2019	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$48,535	$48,535	$48,535	$—	$—
Other securities	20,280	20,280	20,280	—	—
Loans, held for sale	2,285	2,331	2,331	—	—
Loans, net of allowance for loan losses	1,694,203	1,713,863	—	—	1,713,863
Bank owned life insurance	44,999	44,999	44,999	—	—
Accrued interest receivable	7,093	7,093	7,093	—	—
Financial Liabilities:
Nonmaturing deposits	1,402,924	1,402,924	1,402,924	—	—
Time deposits	275,840	276,616	—	—	276,616
Short-term FHLB advances	101,500	101,500	101,500	—	—
Long-term FHLB advances	125,000	123,893	—	—	123,893
Securities sold under agreement to repurchase	18,674	18,674	18,674	—	—
Subordinated debentures	29,427	34,452	—	—	34,452
Accrued interest payable	277	277	277	—	—

December 31, 2018	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$42,779	$42,779	$42,779	$—	$—
Other securities	21,021	21,021	21,021	—	—
Loans, held for sale	1,391	1,391	1,391	—	—
Loans, net of allowance for loan losses	1,548,262	1,517,278	—	—	1,517,278
Bank owned life insurance	43,037	43,037	43,037	—	—
Accrued interest receivable	6,723	6,723	6,723	—	—
Financial Liabilities:
Nonmaturing deposits	1,312,207	1,312,207	1,312,207	—	—
Time deposits	267,686	267,943	—	—	267,943
Short-term FHLB advances	188,600	188,600	188,600	—	—
Long-term FHLB advances	5,000	4,983	—	—	4,983
Securities sold under agreement to repurchase	22,199	22,199	22,199	—	—
Subordinated debentures	29,427	34,620	—	—	34,620
Accrued interest payable	230	230	230	—	—